UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2013

Date of reporting period:	03/31/2013

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2013

		Percent of
Shares	Common Stock - 97.10%	Net Assets	Fair Value

	Basic Materials	2.73%
15,000	Freeport-McMoRan Copper & Gold, Inc.		$496,500
15,000	Market Vectors Gold Miners ETF *		567,750
8,000	The Mosaic Company		476,880
			1,541,130

	Consumer Discretionary	10.42%
57,000	Comcast Corp.		2,394,570
27,000	Lowe's Companies, Inc.		1,023,840
18,000	Viacom, Inc.		1,108,260
24,000	Walt Disney Co.		1,363,200
			5,889,870

	Consumer Staples	12.00%
23,000	CVS Caremark Corp.		1,264,770
18,000	General Mills, Inc.		887,580
27,000	Pepsico, Inc.		2,135,970
11,000	Procter & Gamble Co.		847,660
15,000	Wal-Mart Stores, Inc.		1,122,450
6,000	Whole Foods Market, Inc.		520,500
			6,778,930

	Energy	11.16%
22,000	Exxon Mobil Corp.		1,982,420
15,000	Halliburton Co.		606,150
15,000	National Oilwell Varco, Inc.		1,061,250
7,000	Noble Corp.		267,050
15,000	Occidental Petroleum Corp.		1,175,550
8,000	Schlumberger Limited		599,120
50,000	Talisman Energy, Inc.		612,500
			6,304,040

	Financials	14.37%
12	Berkshire Hathaway, Inc. - A *		1,875,360
3,000	BlackRock, Inc.		770,640
10,000	Eaton Vance Corp.		418,300
6,000	Goldman Sachs Group, Inc.		882,900
25,000	JPMorgan Chase & Co.		1,186,500
25,000	MetLife, Inc.		950,500
35,000	Redwood Trust, Inc.		811,300
33,000	Wells Fargo & Company		1,220,670
			8,116,170

	Health Care	14.54%
21,000	Abbott Laboratories		741,720
21,000	AbbVie, Inc.		856,380
21,000	Covidien plc		1,424,640
25,000	Johnson & Johnson		2,038,250
12,000	Novartis AG		854,880
18,000	United Health Group, Inc.		1,029,780
10,000	Waters Corp. *		939,100
5,000	WellPoint, Inc.		331,150
			8,215,900

	Industrials	9.57%
10,000	3M Co.		1,063,100
25,000	Expeditors International of Washington, Inc.		892,750
80,000	General Electric Co.		1,849,600
14,500	ITT Corp.		412,235
22,000	Terex Corp. *		757,240
5,000	United Parcel Service, Inc.		429,500
			5,404,425

	Technology	18.97%
4,500	Apple, Inc.		$1,991,835
75,000	Cisco Systems, Inc.		1,568,250
30,000	EMC Corp. *		716,700
700	Google, Inc. *		555,821
58,000	Microsoft Corp.		1,659,380
47,000	Oracle Corp.		1,519,980
10,000	QUALCOMM, Inc.		669,500
32,000	Texas Instruments, Inc.		1,135,360
60,000	Western Union Co.		902,400
			10,719,226

	Telecommunications	2.11%
42,000	Vodafone Group Plc		1,193,220
			1,193,220

	Utilities	1.23%
8,000	Black Hills Corp.		352,320
10,000	Exelon Corp.		344,800
			697,120

	Other Securities - 2.72%
1,537,290	Goldman Sachs Financial Square Government Fund	2.72%	1,537,290

	Total investments in securities (cost $42,116,356)	99.82%	$56,397,321
	Other assets, less liabilities	0.18%	102,941
	NET ASSETS	100.00%	$56,500,262

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2013 is as follows:
	Federal tax cost of investments	$ 42,116,356

	Unrealized appreciation	$ 14,976,756
	Unrealized depreciation	$ (695,791)
	Total	$ 14,280,965

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2013:

		Level 1	Level 2	Level 3
	Common Stock	$ 54,860,031	$ -	$ -
	Other Securities	1,537,290	-	-

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2013

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	15.30%
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		$2,483,758
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,010,920
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,261,152
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,145,301
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,348,354
			8,249,485

	Mortgage Backed Securities	9.71%
613,701	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		652,819
149,283	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		159,848
45,649	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		48,922
65,384	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		69,623
20,070	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		21,660
41,650	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		41,858
59,707	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		62,541
10,899	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		11,716
660,822	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		710,378
44,114	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		46,746
33,884	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		35,906
181,264	Government National Mortgage Assn. Pool 1.75% due 8/20/34		188,004
140,145	Government National Mortgage Assn. Pool 1.75% due 8/20/32		135,045
385,337	Government National Mortgage Assn. Pool 4.50% due 5/15/18		422,286
435,673	Government National Mortgage Assn. Pool 5.00% due 11/15/33		478,233
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,150,762
			5,236,347

	Treasury Notes/Bonds/Inflation Protected Securities	48.67%
1,000,000	US Treasury Note 0.75% due 12/31/17		1,001,328
1,000,000	US Treasury Note 1.625% due 11/15/22		982,266
2,000,000	US Treasury Note 2.00% due 2/15/22		2,056,094
2,000,000	US Treasury Note 2.125% due 8/15/21		2,090,000
3,000,000	US Treasury Note 2.375% due 2/28/15		3,121,524
2,000,000	US Treasury Note 2.75% due 2/15/19		2,205,000
1,000,000	US Treasury Note 3.125% due 4/30/13		1,002,383
1,000,000	US Treasury Note 3.50% due 5/31/13		1,005,586
2,000,000	US Treasury Note 5.125% due 5/15/16		2,292,656
2,198,200	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,562,791
2,507,380	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,556,745
2,485,959	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,726,980
2,156,800	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,640,227
			26,243,580

	Corporate Bonds	15.02%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,192,762
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,017,351
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,161,908
500,000	Oracle Corp 1.2% due 10/15/17		500,550
500,000	Pfizer, Inc. 6.20% due 3/15/19		627,615
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,034,387
1,000,000	SBC Communications 5.10% due 9/15/14		1,063,423
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,504,991
			8,102,987

	Student Loans	3.18%
2,000,000	Brazos 2005-2 B2 due 6/25/42		1,717,228

	Other Securities	7.49%
2,187,946	Goldman Sachs Financial Square Government Fund		2,187,946
1,850,000	JP Morgan U.S. Government Fund		1,850,000
			4,037,946

	Total investments in securities (cost $49,484,806)	99.37%	$53,587,573
	Other assets, less liabilities	0.63%	338,262
	TOTAL NET ASSETS	100.00%	$53,925,835

The cost basis of investments for federal income tax purposes at March 31, 2013 is as follows:
	Federal tax cost of investments	$ 49,484,806

	Unrealized appreciation	$ 4,111,133
	Unrealized depreciation	(8,366)
	Total	$ 4,102,767

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speed, credit risk, etc.)

Level 3 - In general, investments classified within Level 3 use many of the same valuation techniques and inputs as
	Level 1 and 2 securities. However, if key inputs are unobservable, or if the investments are illiquid
	and there is very limited trading activity, the investments are generally classified as Level 3

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2013

		Level 1	Level 2	Level 3
	Government Agency Bonds	$ -	$ 8,249,485	$ -
	Mortgage Backed Securities	-	5,236,347	-
	Treasury Notes/Bonds/Inflation Protected Securities	-	26,243,580	-
	Corporate Bonds	-	8,102,987	-
	Student Loans	-	-	1,717,228
	Other Securities	4,037,946	-	-
	Total	$ 4,037,946	$ 47,832,399	$ 1,717,228

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/17/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross, President

Date 05/17/2013

By /s/ Jeffrey S. Jewell

Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/17/2013